Condensed Financial Information of the Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheets
Following are the condensed financial statements of Hawthorn Bancshares, Inc. (Parent only) as of and for the years indicated:
Condensed Balance Sheets

	December 31,
(in thousands)	2023	2022
Assets
Cash and due from bank subsidiaries	$6,807	$2,464
Investment in bank-issued trust preferred securities	1,169	1,177
Investment in subsidiaries	175,273	172,752
Deferred tax asset	—	49
Other assets	6,187	3,490
Total assets	$189,436	$179,932

Liabilities and Stockholders’ Equity
Subordinated notes	$49,486	$49,486
Deferred tax liability	735	—
Other liabilities	3,130	3,035
Stockholders’ equity	136,085	127,411
Total liabilities and stockholders’ equity	$189,436	$179,932

Schedule of Condensed Statements of Income
Condensed Statements of Income

	For the Years Ended December 31,
(in thousands)	2023	2022	2021
Income
Interest and dividends received from subsidiaries	$10,158	$11,497	$8,512
Other	1,390	1,108	404
Total income	11,548	12,605	8,916
Expenses
Interest on subordinated notes	3,774	2,072	1,227
Other	2,771	3,191	3,200
Total expenses	6,545	5,263	4,427
Income before income tax benefit and equity in undistributed income of subsidiaries	5,003	7,342	4,489
Income tax benefit	1,058	859	837
Equity in undistributed (loss) income of subsidiaries	(5,105)	12,550	17,191
Net income	$956	$20,751	$22,517

Schedule of Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	For the Years Ended December 31,
(in thousands)	2023	2022	2021
Cash flows from operating activities:
Net income	$956	$20,751	$22,517
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	5,105	(12,550)	(17,191)
Decrease in deferred tax asset	49	540	907
Other, net	(4,693)	(1,060)	(607)
Net cash provided by operating activities	$1,417	$7,681	$5,626
Cash flows from investing activities:
Decrease (increase) in investment in subsidiaries, net	$7,575	$110	$(70)
Net cash provided by (used in) investing activities	$7,575	$110	$(70)
Cash flows from financing activities:
Cash dividends paid - common stock	$(4,649)	$(4,240)	$(3,616)
Purchase of treasury stock	—	(2,892)	(2,148)
Net cash used in financing activities	$(4,649)	$(7,132)	$(5,764)
Net increase (decrease) in cash and due from banks	4,343	659	(208)
Cash and due from banks at beginning of year	2,464	1,805	2,013
Cash and due from banks at end of year	$6,807	$2,464	$1,805